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                        GENERAL AMERICAN CAPITAL COMPANY







                                 [GACC GRAPHIC]






                                 ANNUAL REPORT

                               DECEMBER 31, 2002



                                                         [GENERAL AMERICAN LOGO]




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                                   GenAmerica(R)

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Not part of the Annual Reports                                  General American
                                                               700 Market Street
                                                        St. Louis, MO 63101-1887
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Annual Reports dated December 31, 2002 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the General
American Life Separate Account Eleven of General American Life Insurance Company pursuant to Rule 30d-2 of the Investment Company Act of 1940.

Incorporated by reference are the annual reports for certain portfolios of American Century Variable Portfolios as filed on Form N-30D, CIK No. 0000814680, File No. 033-14567.

Incorporated by reference are the annual reports for certain series of American Funds Insurance Series as filed on Form N-30D, CIK No. 0000729528, File No. 002-86838.

Incorporated by reference are the annual reports for all series of General American Capital Company as filed on Form N-30D, CIK No. 0000805996, File No. 033-10145.

Incorporated by reference are the annual reports for certain series of the JP Morgan Series Trust II as filed on Form N-30D, CIK No. 0000916118, File No. 033-72834.

Incorporated by reference are the annual reports for certain portfolios of Met Investors Series Trust as filed on Form N-30D, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference are the annual reports for certain portfolios of Metropolitan Series Fund, Inc. as filed on Form N-30D, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference are the annual reports for certain series of New England Zenith Fund, Inc. filed on Form N-30D, CIK No. 0000719211; File No. 002-83538.

Incorporated by reference are the annual reports for certain portfolios of Russell Insurance Funds as filed on Form N-30D, CIK No. 0000824036, File No. 033-18030.

Incorporated by reference are the annual reports for certain portfolios of SEI Insurance Products Trust as filed on Form N-30D, CIK No. 0001075858, File No. 333-70013.

Incorporated by reference are the annual reports for certain portfolios of Variable Insurance Products Fund (Fidelity) as filed on Form N-30D, CIK No. 0000356494, File No. 002-75010 and Variable Insurance Products Fund II, CIK No. 0000831016, File No. 033-20773 and Variable Insurance Products Fund III, CIK No. 0000927384, File No. 033-54837.

Incorporated by reference are the annual reports for certain series of Van
Eck Worldwide Insurance Trust as filed on Form N-30D, CIK No. 0000811976, File No. 033-13019.
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                            [GENERAL AMERICAN LOGO]        GA03083-6-AR